Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Debentures [Abstract]
Schedule of Debentures	Composed as follows:
	December 31, 2023		December 31, 2022
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	141,689	140,087	111,911	110,428
Less current maturities	35,698	35,200	19,078	18,714
Total long-term debentures	105,991	104,887	92,833	91,714

Schedule of Aggregate Annual Maturities	The aggregate annual maturities are as follows:
	December 31	December 31
	2023	2022
	€ in thousands
Second year	35,212	37,779
Third year	28,692	37,792
Fourth year	13,625	16,143
Fifth year	13,657	-
Sixth year and thereafter	13,701	-

Long-term debentures	104,887	91,714
Current maturities	35,200	18,714
	140,087	110,428